NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 12, 2011	Dec. 31, 2012	Dec. 31, 2011
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year Founded		1842
Number of Branch Offices		20
Stock Issued During Period, Shares, New Issues	6,544,493
Sale of Stock, Price Per Share	$ 8.00
Conversion of Stock, Shares Converted	4,032,356
Conversion of Stock, Exchange Ratio Per Share	$ 0.8981
Common Stock, Shares, Outstanding	10,576,849	10,112,310	10,576,302